SUBORDINATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of subordinated liabilities [text block] [Abstract]
Schedule of Movement in Subordinated Liabilities
The movement in subordinated liabilities during the year was as follows:

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Group	£m	£m	£m	£m
At 1 January 2020	3,267	516	8,803	12,586
Issued during the year[1]:
2.6787% Fixed rate bond due 2025	—	—	303	303
£914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	471	471
£393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	293	293
	—	—	1,067	1,067
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(519)	—	—	(519)
7.281% Perpetual Regulatory Tier One Securities (Series B) (£150 million)	(123)	—	—	(123)
6.85% Non-cumulative Perpetual Preferred Securities (US$1,000 million)	(580)	—	—	(580)
7.881% Guaranteed Non-voting Non-cumulative Preferred Securities (£245 million)	(289)	—	—	(289)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	(1,464)	(1,464)
4.50% Fixed Rate Step-up Subordinated Notes due 2030 (€309 million)	—	—	(276)	(276)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	(240)	(240)
7.375% Dated Subordinated Notes 2020	—	—	(4)	(4)
	(1,630)	—	(3,118)	(4,748)
Foreign exchange movements	(59)	15	105	61
Other movements (cash and non-cash)	194	(26)	108	276
At 31 December 2020	1,772	505	6,965	9,242
Issued during the year[1]:
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)	—	—	1,074	1,074
3.724% Dated Subordinated Fixed Rate Reset Notes 2041 (£500 million)	—	—	888	888
2.754% Dated Subordinated Fixed Rate Reset Notes 2032 (US$1,750 million)	—	—	1,300	1,300
	—	—	3,262	3,262
Repurchases and redemptions during the year[1]:
7.754% Non-cumulative Perpetual Preferred Securities (Class B) (£150 million)	(156)	—	—	(156)
Series 2 (US$500 million)	—	(94)	—	(94)
Series 3 (US$600 million)	—	(120)	—	(120)
Floating Rate Primary Capital Notes (US$250 million)	—	(24)	—	(24)
Series 1 (US$750 million)	—	(97)	—	(97)
9.375% Subordinated Bonds 2021 (£500 million)	—	—	(200)	(200)
5.374% Subordinated Fixed Rate Notes 2021 (€160 million)	—	—	(145)	(145)
4.553% Subordinated Fixed Rate Notes 2021 (US$1,500 million)	—	—	(1,122)	(1,122)
6% Subordinated Notes 2033 (US$750 million)	—	—	(216)	(216)
4.293% Subordinated Fixed Rate Notes 2021 (US$824 million)	—	—	(612)	(612)
4.503% Subordinated Fixed Rate Notes 2021 (US$1,353 million)			(1,004)	(1,004)
	(156)	(335)	(3,299)	(3,790)
Foreign exchange movements	17	—	(80)	(63)
Other movements (cash and non-cash)	28	—	(21)	7
At 31 December 2021	1,661	170	6,827	8,658
1Issuances in the year generated cash inflows of £3,262 million (2020: £303 million); the repurchases and redemptions resulted in cash outflows of £3,745 million (2020: £4,156 million). Cash payments in respect of interest on subordinated liabilities in the year amounted to £525 million (2020: £852 million).

	Preferred securities	Undated subordinated liabilities	Dated subordinated liabilities	Total
The Bank	£m	£m	£m	£m
At 1 January 2020	2,234	425	7,250	9,909
Issued in the year:
2.6787% Fixed rate bond due 2025	—	—	303	303
£914,633,000 2.73% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	517	517
£393,939,000 2.61% Dated Subordinated Fixed Rate Reset Notes due 2035	—	—	394	394
	—	—	1,214	1,214
Repurchases and redemptions during the year[1]:
12% Fixed to Floating Rate Perpetual Tier 1 Capital Securities callable 2024 (US$2,000 million)	(119)	—	—	(119)
13% Sterling Step-up Perpetual Capital Securities callable 2029 (£700 million)	(519)	—	—	(519)
6.5% Dated Subordinated Notes 2020 (€1,500 million)	—	—	(1,464)	(1,464)
5.75% Subordinated Fixed to Floating Rate Notes 2025 callable 2020 (£350 million)	—	—	(370)	(370)
6.50% Subordinated Fixed Rate Notes 2020 (US$2,000 million)	—	—	(674)	(674)
Subordinated Floating Rate Notes 2020 (€100 million)	—	—	(90)	(90)
9.625% Subordinated Bonds 2023 (£300 million)	—	—	(240)	(240)
7.375% Dated Subordinated Notes 2020	—	—	(4)	(4)
	(638)	—	(2,842)	(3,480)
Foreign exchange movements	(43)	(10)	50	(3)
Other movements (cash and non-cash)	19	(1)	93	111
At 31 December 2020	1,572	414	5,765	7,751
Issued in the year:
3.916% Subordinated Fixed Rate Notes 2048 (US$1,500 million)	—	—	1,074	1,074
3.724% Dated Subordinated Fixed Rate Reset notes 2041 (£500 million)	—	—	888	888
2.754% Dated Subordinated Fixed Rate Reset notes 2032 (US$1,750 million)	—	—	1,300	1,300
	—	—	3,262	3,262
Repurchases and redemptions during the year[1]:
Series 2 (US$500 million)	—	(94)	—	(94)
Series 3 (US$600 million)	—	(120)	—	(120)
Series 1 (US$750 million)	—	(96)	—	(96)
4.553% Subordinated Fixed Rate Note 2021 (US$1,500 million)	—	—	(1,122)	(1,122)
4.293% Subordinated Fixed Rate Note 2021 (US$824 million)	—	—	(612)	(612)
4.503% Subordinated Fixed Rate Note 2021 (US$1,353 million)	—	—	(1,004)	(1,004)
	—	(310)	(2,738)	(3,048)
Foreign exchange movements	17	(1)	(40)	(24)
Other movements (cash and non-cash)	37	(1)	(70)	(34)
At 31 December 2021	1,626	102	6,179	7,907
1Issuances in the year generated cash inflows of £3,262 million (2020: £496 million); the repurchases and redemptions resulted in cash outflows of £3,049 million (2020: £2,726 million). Cash payments in respect of interest on subordinated liabilities in the year amounted to £423 million (2020: £759 million).